Note 7 - Accounts Payable 1	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes to Financial Statements
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]

7. Accounts Payable

Accounts payable represents the amounts owed to suppliers of goods and services the Company has consumed through operations. Accounts payable consist of the following:

	March 31,	December 31,
	2026	2025
	(in thousands)
Trade payables	$4,287	$4,041
Payable to related party	2,580	2,580
Total	$6,867	$6,621

9.	Accounts Payable

Accounts payable represents the amounts owed to suppliers of goods and services the Company has consumed through operations. Accounts payable consist of the following:

	Year Ended December 31,
	2025	2024
	(in thousands)
Accounts payable	$6,621	$9,799
Total	$6,621	$9,799